ALLIANCE GOVERNMENT RESERVES


ALLIANCE CAPITAL




ANNUAL REPORT
JUNE 30, 2002



LETTER TO SHAREHOLDERS                             Alliance Government Reserves
_______________________________________________________________________________


_______________________________________________________________________________

August 15, 2002

Dear Shareholder:

We are pleased to provide you with an update of Alliance Government Reserves for the annual reporting period ended June 30, 2002.

While we had been expecting an economic growth of 4% during the second half of the year, we now believe that number will be closer to 3.5%, reflecting the possible impact of a sharp decline in equity prices while the economy is still in the early stages of a recovery. Despite our diminished expectations for economic growth, we remain optimistic. We continue to believe that a combination of very accommodative fiscal and monetary policy, strong underlying growth in liquidity flows and very lean inventory positions suggest that economic growth will still be reasonably good in the second half of the year. While consumption may fall and exports rise, producing a different kind of growth, overall, we expect the economy to expand at a reasonably strong rate in the second half of 2002 and into 2003.

Pessimists contend that since the equity market correction was not limited to the U.S., the impact on the economic recovery also will be global. Clearly, the economic impact of a stock market decline hinges not only on the economy's basic direction, but also on the policies that precede and follow such a decline. The economy is in the early stages of an economic recovery, so it is quite possible that the stock market fall of the past 90 days will take a larger toll on economic activity than either the 1987 or 1998 corrections. Clearly, while another interest rate reduction can not be ruled out if the stock market continues to slide at this rate, U.S. Federal Reserve Chairman Alan Greenspan gave no hint that he and fellow Fed policymakers would further ease monetary policy anytime soon during his recent testimony to Congress.

There is no doubt in our mind that the U.S. economy is in the midst of an uneasy and uncomfortable transition. But this kind of transition has been part of every economic cycle. High levels of consumer spending and housing market gains are not able to sustain an economic recovery indefinitely on their own. In the past, economic recovery has always broadened to include other segments of the economy. Despite all of the risks posed by the stock market's plunge, we continue to believe that the transition to a more balanced and broader domestic and global expansion is underway. The transition may not occur as smoothly, comfortably or neatly as we would like, but we believe it will happen.

We appreciate your investment in the portfolios of Alliance Government Reserves Portfolio and look forward to reporting further investment progress in the coming period.

Sincerely


Ronald M. Whitehill
President

1

STATEMENT OF NET ASSETS
June 30, 2002                                      Alliance Government Reserves
_______________________________________________________________________________



    Principal
     Amount
      (000)        Security                            Yield         Value
-------------------------------------------------------------------------------

                   REPURCHASE
                   AGREEMENTS-64.8%
                   BN AMRO
    $ 85,000       1.76%, dated 6/10/02,
                   due 7/12/02 in the
                   amount of $85,132,978
                   (cost $85,000,000;
                   collateralized by
                   $83,019,000 FHLMCs
                   and FNMAs, 3.50% to
                   5.00%, due 7/15/03
                   to 1/15/07, value
                   $86,700,515) (a)                     1.76%     $ 85,000,000
                   ABN AMRO
     245,000       1.97%, dated 6/28/02,
                   due 7/01/02 in the
                   amount of $245,040,221
                   (cost $245,000,000;
                   collateralized by
                   $243,928,000 FHLMCs,
                   3.50% to 5.625%,
                   due 9/15/03 to 3/15/11,
                   value $249,900,172)                  1.97       245,000,000
                   Bank of America
      56,500       1.98%, dated 6/28/02,
                   due 7/01/02 in the
                   amount of $56,509,323
                   (cost $56,500,000;
                   collateralized by
                   $62,371,329 FHLMCs
                   and FNMAs, 6.00%
                   to 7.00%, due 7/01/31
                   to 5/01/32, value
                   $57,630,000)                         1.98        56,500,000
                   Barclays de Zeote
                   Wedd Securities, Inc.
     330,000       1.96%, dated 6/28/02,
                   due 7/01/02 in the
                   amount of $330,053,900
                   (cost $330,000,000;
                   collateralized by
                   $323,469,000 FFCBs,
                   FHLBs, FHLMCs and
                   FNMAs, 0.00% to
                   10.35%, due 7/03/02
                   to 6/27/17, value
                   $336,600,044)                        1.96       330,000,000
                   CS First Boston Corp.
     195,000       1.75%, dated 6/26/02,
                   due 8/26/02 in the
                   amount of $195,578,229
                   (cost $195,000,000;
                   collateralized by
                   $656,213,617 FHLMCs,
                   0.00%, due 2/01/19 to
                   9/01/33, value
                   $198,901,895) (a)                    1.75       195,000,000
                   CS First Boston Corp.
      90,000       1.77%, dated 6/14/02,
                   due 7/26/02 in the
                   amount of $90,185,850
                   (cost $90,000,000;
                   collateralized by
                   $442,893,039 FHLMCs,
                   0.00%, due 12/12/12
                   to 4/01/35, value
                   $91,800,856) (a)                     1.77        90,000,000
                   CS First Boston Corp.
     100,000       1.96%, dated 6/28/02,
                   due 7/01/02 in the
                   amount of $100,016,333
                   (cost $100,000,000;
                   collateralized by
                   $103,090,000 FNMAs,
                   0.00% to 6.89%, due
                   7/29/02 to 2/04/28,
                   value $102,000,755)                  1.96       100,000,000
                   Deutsche Bank
     305,000       1.75% to 1.76%, dated
                   6/11/02 to 6/26/02, due
                   7/17/02 to 7/30/02 in the
                   amount of $305,552,667
                   (cost $305,000,000;
                   collateralized by
                   $587,162,119 FNMAs
                   and GNMAs, 5.50%
                   to 9.00%, due 12/15/19
                   to 1/01/32, value
                   $311,100,000) (a)                    1.76       305,000,000
                   Goldman Sachs & Co.
     380,000       1.76%, dated 6/26/02,
                   due 7/25/02 in the amount
                   of $380,538,756 (cost
                   $380,000,000; collateralized
                   by $544,192,042 FNMAs,
                   5.50% to 7.50%, due
                   10/01/11 to 6/01/32, value
                   $387,600,001) (a)                    1.76       380,000,000


2


                                                   Alliance Government Reserves
_______________________________________________________________________________

    Principal
     Amount
      (000)        Security                            Yield         Value
-------------------------------------------------------------------------------

                   Greenwich Funding Corp.
    $ 80,000       1.75%, dated 6/26/02,
                   due 8/16/02 in the
                   amount of $80,198,333
                   (cost $80,000,000;
                   collateralized by
                   $92,183,682 FNMAs,
                   5.50% to 7.50%,
                   due 4/01/14 to
                   5/01/32, value
                   $81,604,163) (a)                     1.75%     $ 80,000,000
                   Greenwich Funding Corp.
     150,000       1.77%, dated 6/18/02,
                   due 7/22/02 in the
                   amount of $150,258,125
                   (cost $150,000,000;
                   collateralized by
                   $162,077,292 FHLMC
                   and FNMAs, 5.00%
                   to 8.00%, due 1/01/16
                   to 7/01/32, value
                   $153,002,595) (a)                    1.77       150,000,000
                   Greenwich Funding Corp.
     150,000       1.77%, dated 6/12/02,
                   due 8/12/02 in the
                   amount of $150,449,875
                   (cost $150,000,000;
                   collateralized by
                   $162,945,772 FHLMC
                   and FNMAs, 5.50%
                   to 8.00%, due 5/01/12
                   to 6/01/32, value
                   $153,002,884) (a)                    1.77       150,000,000
                   Lehman Brothers, Inc.
     180,000       1.76%, dated 6/14/02,
                   due 7/19/02 in the
                   amount of $180,308,000
                   (cost $180,000,000;
                   collateralized by
                   $251,154,212 FHLMCs
                   and FNMAs, 0.00%, due
                   11/01/15 to 6/01/32, value
                   $183,587,678) (a)                    1.76       180,000,000
                   Merrill Lynch & Co., Inc.
      75,000       1.76%, dated 6/10/02,
                   due 7/16/02 in the
                   amount of $75,132,000
                   (cost $75,000,000;
                   collateralized by
                   $305,088,210 FNMAs,
                   0.00%, due 8/01/34
                   to 12/01/35, value
                   $76,500,557) (a)                     1.76        75,000,000
                   Merrill Lynch & Co., Inc.
     300,000       1.77%, dated 6/06/02,
                   due 7/10/02 in the
                   amount of $300,501,500
                   (cost $300,000,000;
                   collateralized by
                   $910,883,333 FHLMCs
                   and FNMAs, 0.00%
                   to 15.50%, due 7/01/02
                   to 4/01/34, value
                   $306,003,068) (a)                    1.77       300,000,000
                   MIZUHO
     100,000       1.76%, dated 6/18/02,
                   due 7/12/02 in the
                   amount of $100,117,333
                   (cost $100,000,000;
                   collateralized by
                   $89,645,000 FFCBs,
                   FHLMC, FNMA,
                   U.S. Treasury Bills and
                   U.S.Treasury Bonds,
                   7.125%, due 3/15/07, value
                   $102,000,724) (a)                    1.76       100,000,000
                   MIZUHO
      80,000       1.76%, dated 6/18/02,
                   due 7/26/02 in the
                   amount of $80,148,622
                   (cost $80,000,000;
                   collateralized by
                   $80,193,000 FHLBs,
                   FHLMCs, FNMAs, U.S.
                   Treasury Bills and U.S.
                   Treasury Bonds, 0.00%
                   to 10.75%, due 7/01/02
                   to 8/15/05, value
                   $81,601,169) (a)                     1.76        80,000,000


3


STATEMENT OF NET ASSETS (CONTINUED)                Alliance Government Reserves
_______________________________________________________________________________


    Principal
     Amount
      (000)        Security                            Yield         Value
-------------------------------------------------------------------------------

                   MIZUHO
    $ 95,000       1.76%, dated 6/26/02,
                   due 8/01/02 in the
                   amount of $95,167,200
                   (cost $95,000,000;
                   collateralized by
                   $86,525,000 FNMA and
                   U.S. Treasury Bond,
                   7.125% to 10.75%, due
                   2/15/03 to 3/15/07, value
                   $96,900,632) (a)                     1.76%     $ 95,000,000
                   MIZUHO
     110,000       1.77%, dated 6/05/02,
                   due 7/09/02 in the
                   amount of $110,183,883
                   (cost $110,000,000;
                   collateralized by
                   $107,147,000 FNMAs,
                   5.75% to 7.125%, due
                   4/15/03 to 3/15/07, value
                   $112,200,636) (a)                    1.77       110,000,000
                   Morgan Stanley Dean Witter
     385,000       1.76% to 1.78%, dated
                   6/04/02 to 6/19/02, due
                   7/15/02 to 8/05/02 in the
                   amount of $385,820,378
                   (cost $385,000,000;
                   collateralized by
                   $396,364,106 FHLMCs,
                   5.50% to 6.50%, due
                   12/01/16 to 2/01/32, value
                   $393,289,661) (a)                    1.78       385,000,000
                   Paribas Corp.
     125,000       1.76%, dated 6/26/02,
                   due 7/16/02 in the
                   amount of $125,122,222
                   (cost $125,000,000;
                   collateralized by
                   $125,323,000 FHLMC,
                   4.25%, due 6/15/05, value
                   $127,500,834) (a)                    1.76       125,000,000
                   Paribas Corp.
     130,000       1.76%, dated 6/18/02,
                   due 7/24/02 in the
                   amount of $130,228,800
                   (cost $130,000,000;
                   collateralized by
                   $128,596,000 FHLMCs
                   and FNMAs, 3.15%
                   to 7.00%, due 11/07/03
                   to 3/15/10, value
                   $132,947,421) (a)                    1.76       130,000,000
                   Paribas Corp.
     125,000       1.96%, dated 6/28/02,
                   due 7/01/02 in the
                   amount of $125,020,417
                   (cost $125,000,000;
                   collateralized by
                   $113,237,000 FHLMC
                   and FNMA, 3.75%
                   to 7.25%, due 4/15/04
                   to 1/15/10, value
                   $127,698,055)                        1.96       125,000,000
                   Prudential Securities, Inc.
     100,000       1.76%, dated 6/12/02,
                   due 7/03/02 in the
                   amount of $100,102,667
                   (cost $100,000,000;
                   collateralized by
                   $179,911,240 FHLB,
                   FHLMCs and FNMAs,
                   5.227% to 10.50%,
                   due 5/22/17 to 1/01/32,
                   value $102,000,068)                  1.76       100,000,000
                   Prudential Securities, Inc.
     100,000       1.77%, dated 6/12/02,
                   due 8/09/02 in the
                   amount of $100,285,167
                   (cost $100,000,000;
                   collateralized by
                   $188,055,475 FHLBs,
                   FHLMCs, FNMAs and
                   U.S. Treasury Note,
                   0.00% to 12.00%, due
                   5/31/03 to 7/01/39, value
                   $102,000,676) (a)                    1.77       100,000,000


4

                                                   Alliance Government Reserves
_______________________________________________________________________________


    Principal
     Amount
      (000)        Security                            Yield         Value
-------------------------------------------------------------------------------

                   Prudential Securities, Inc.
   $ 185,000       1.78%, dated 6/25/02,
                   due 7/29/02 in the
                   amount of $185,311,006
                   (cost $185,000,000;
                   collateralized by
                   $250,725,043 FHLBs,
                   FHLMCs, FNMAs and
                   U.S. Treasury Bond,
                   0.00% to 12.00%, due
                   10/01/03 to 5/01/36, value
                   $188,700,059) (a)                    1.78%    $ 185,000,000
                   Salomon Smith Barney, Inc.
     350,000       1.76% to 1.78%, dated 5/08/02,
                   due 7/08/02 in the
                   amount of $350,778,278
                   (cost $350,000,000;
                   collateralized by
                   $754,025,969 FHLMCs,
                   and FNMAs, 5.208%
                   to 12.00%, due 9/01/07
                   to 7/01/32, value
                   $357,070,056) (a)                    1.78       350,000,000
                   State Street Bank and Trust Co.
      70,600       1.91%, dated 6/28/02,
                   due 7/01/02 in the
                   amount of $70,611,237
                   (cost $70,600,000;
                   collateralized by
                   $70,775,000 FHLMCs,
                   and FNMA, 3.50% to
                   5.125%, due 1/13/03
                   to 9/15/03, value
                   $72,725,586)                         1.91        70,600,000
                   UBS Finance, Inc.
     125,000       1.75%, dated 6/07/02,
                   due 7/05/02 in the
                   amount of $125,170,139
                   (cost $125,000,000;
                   collateralized by
                   $125,625,000 FNMA
                   and SLMAs, 0.00% to
                   2.22%, due 10/10/02 to
                   1/09/04, value
                   $127,503,313) (a)                    1.75       125,000,000
                   UBS Finance, Inc.
     120,000       1.75%, dated 6/07/02,
                   due 7/11/02 in the
                   amount of $120,198,333
                   (cost $120,000,000;
                   collateralized by
                   $121,280,000 FHLMDN,
                   FNMA and FNMADN,
                   0.00% to 7.05%, due
                   9/19/02 to 6/09/14, value
                   $122,404,807) (a)                    1.75       120,000,000
                   UBS Finance, Inc.
     130,000       1.97%, dated 6/28/02,
                   due 7/01/02 in the
                   amount of $130,021,342
                   (cost $130,000,000;
                   collateralized by
                   $129,063,000 FHLBs,
                   FHLMC and SLMAs,
                   0.00% to 5.875%, due
                   12/06/02 to 3/21/11, value
                   $132,600,082)                        1.97       130,000,000
                                                                --------------
                   Total Repurchase Agreements
                   (amortized cost
                   $5,052,100,000)                               5,052,100,000

                   U.S. GOVERNMENT AGENCIES-35.2%
                   FEDERAL HOME LOAN BANK-12.9%
     200,000       1.70%, 3/21/03 FRN                   1.70       199,928,259
     300,000       1.94%, 9/19/02 FRN                   1.94       300,000,000
     300,000       1.98%, 3/19/03 FRN                   1.98       300,000,000
     135,000       2/06/03                              1.85       134,995,931
      75,000       4/17/03                              3.05        74,972,068
                                                                --------------
                                                                 1,009,896,258

                   FEDERAL NATIONAL
                   MORTGAGE ASSOCIATION-9.6%
     100,000       1.69%, 9/27/02 FRN                   1.69        99,983,181
     200,000       1.69%, 3/27/03 FRN                   1.69       199,882,765
     150,000       1.72%, 11/29/02 FRN                  1.72       149,982,885
     300,000       1.72%, 5/05/03 FRN                   1.72       299,804,014
                                                                --------------
                                                                   749,652,845


5


STATEMENT OF NET ASSETS (CONTINUED)                Alliance Government Reserves
_______________________________________________________________________________

    Principal
     Amount
      (000)        Security                            Yield         Value
-------------------------------------------------------------------------------

                   FEDERAL HOME
                   LOAN MORTGAGE CORP.-7.3%
   $ 103,686       7/02/02                              1.73%    $ 103,681,017
      90,000       2/05/03                              1.85        90,000,000
      50,000       12/13/02                             2.26        49,488,958
      60,000       11/07/02                             2.34        59,503,350
     220,000       6/17/03                              2.45       220,000,000
      43,000       1/16/03                              2.55        42,976,378
                                                                --------------
                                                                   565,649,703

                   STUDENT LOAN MARKETING
                   ASSOCIATION-3.2%
     250,000       2.08%, 8/21/03 FRN                   2.08       249,972,362

                   FEDERAL FARM
                   CREDIT BANK-1.7%
     130,000       1.90%, 7/01/02                       1.90       130,000,000

                   FEDERAL AGRICULTURAL
                   MORTGAGE CORP.-0.5%
      40,000       1.94%, 7/02/02                       1.95%       39,997,844
                                                                --------------
                   Total U.S. Government
                   Agencies
                   (amortized cost
                   $2,745,169,012)                               2,745,169,012

                   TOTAL
                   INVESTMENTS-100.0%
                   (amortized cost
                   $7,797,269,012)                               7,797,269,012
                   Other assets less
                   liabilities-0.0%                                  2,632,885
                                                                --------------

                   NET ASSETS-100%
                   (offering and redemption
                   price of $1.00 per share;
                   7,800,361,032 shares
                   outstanding)                                $ 7,799,901,897


(a)  Repurchase agreements which are terminable within 7 days.

     Glossary of Terms:

FFCB   - Federal Farm Credit Bank
FHLB   - Federal Home Loan Bank
FHLMC   - Federal Home Loan Mortgage Corp.
FHLMDN  - Federal Home Loan Mortgage Discount Note
FNMA   - Federal National Mortgage Association
FNMADN - Federal National Mortgage Association Discount Note
FRN    - Floating Rate Note
GNMA   - Government National Mortgage Association
SLMA   - Student Loan Marketing Association

See Notes to financial statements.


6


STATEMENT OF OPERATIONS
Year Ended June 30, 2002                           Alliance Government Reserves
_______________________________________________________________________________

INVESTMENT INCOME
   Interest                                                      $ 188,511,940

EXPENSES
  Advisory fee (Note B)                           $ 35,215,359
  Distribution assistance and administrative
    service  (Note C)                               33,008,829
  Transfer agency (Note B)                           6,213,744
  Printing                                             982,801
  Custodian fees                                       623,353
  Registration fees                                    347,903
  Audit and legal fees                                  67,886
  Trustees' fees                                        15,800
  Miscellaneous                                         55,134
  Total expenses                                    76,530,809
  Less: expense reimbursement                         (385,567)
  Net expenses                                                     76,145,242
  Net investment income                                           112,366,698

REALIZED GAIN ON INVESTMENTS
  Net realized gain on investment transactions                        156,254

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $ 112,522,952


STATEMENT OF CHANGES IN NET ASSETS
_______________________________________________________________________________
                                                  Year Ended     Year Ended
                                                 June 30, 2002  June 30, 2001
                                                --------------  --------------

INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                         $  112,366,698  $  344,053,050
  Net realized gain on investment transactions         156,254         169,143
  Net increase in net assets from operations       112,522,952     344,222,193

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                           (112,366,698)   (344,053,050)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                            607,996,955   1,324,728,721
  Total increase                                   608,153,209   1,324,897,864

NET ASSETS
  Beginning of period                            7,191,748,688   5,866,850,824
                                                $7,799,901,897  $7,191,748,688


See notes to financial statements.


7


NOTES TO FINANCIAL STATEMENTS
June 30, 2002                                      Alliance Government Reserves
_______________________________________________________________________________

NOTE A: Significant Accounting Policies

Alliance Government Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Government Reserves (the "Portfolio") and Alliance Treasury Reserves, each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost.

2. Taxes
It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. Repurchase Agreements
It is the Portfolio's policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to seller of the security, realization of collateral by the Portfolio may be delayed or limited.

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2002, the reimbursement amounted to $385,567.

The Portfolio compensates Alliance Global Investor Services, Inc.(AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $2,163,607 for the year ended June 30, 2002.

For the year ended June 30, 2002, the Portfolio's expenses were reduced by $2,253 under an expense offset arrangement with AGIS.


8


NOTES TO FINANCIAL STATEMENTS (CONTINUED)          Alliance Government Reserves
_______________________________________________________________________________

NOTE C: Distribution Assistance and Administrative Services Plan
Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2002, the distribution fee amounted to $19,036,310. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2002, such payments by the Portfolio amounted to $13,972,519, a portion of which was paid to the Adviser.

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders At June 30, 2002, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2002 the Portfolio had a capital loss carryforward of $459,135, which expires in 2003. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. The Portfolio utilized $156,254 of capital loss carryforward in the current year. The dividends paid by the Portfolio for the year ended June 30, 2002, are deemed to be ordinary income for federal income tax purposes.

NOTE E: Transactions in Shares of Beneficial Interest
An unlimited number of shares ($.001 par value) are authorized. At June 30, 2002, capital paid-in aggregated $7,800,361,032. Transactions, all at $1.00 per share, were as follows:

                                                     Year             Year
                                                    Ended             Ended
                                                June 30, 2002    June 30, 2001
                                                --------------   -------------
Shares sold                                     5,604,291,118    7,677,711,785
Shares issued on reinvestments of dividends       112,366,698      344,053,050
Shares redeemed                                (5,108,660,861)  (6,697,036,114)
Net increase                                      607,996,955    1,324,728,721


9


FINANCIAL HIGHLIGHTS                               Alliance Government Reserves
_______________________________________________________________________________

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period
                                               Year Ended June 30,
                                      ----------------------------------------
                                        2002     2001    2000     1999    1998
                                      ----------------------------------------
Net asset value, beginning of period  $ 1.00   $ 1.00   $ 1.00  $ 1.00  $ 1.00

Income from Investment Operations
Net investment income (a)               .015     .049     .047    .042    .046

Less: Dividends
Dividends from net investment income   (.015)   (.049)   (.047)  (.042)  (.046)
Net asset value, end of period        $ 1.00   $ 1.00   $ 1.00  $ 1.00  $ 1.00

Total Return
Total investment return based on
   net asset value (b)                 1.49%     5.05%   4.82%    4.27%   4.74%

Ratios/Supplemental Data
Net assets, end of period
   (in millions)                     $7,800    $7,192  $5,867   $5,583  $4,909
Ratio to average net assets of:
   Expenses, net of waivers and
     reimbursements                    1.00%     1.00%   1.00%    1.00%   1.00%
   Expenses, before waivers and
     reimbursements                    1.01%     1.01%   1.03%    1.02%   1.01%
   Net investment income (a)           1.48%     4.89%   4.74%    4.18%   4.63%


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolios distributions or the redemption of Portfolios shares. Total investment return calculated for a period of less than one year is not annualized.


10


REPORT OF INDEPENDENT ACCOUNTANTS                  Alliance Government Reserves
_______________________________________________________________________________

To the Board of Trustees and Shareholders of Alliance Government Reserves

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Government Reserves, a portfolio of Alliance Government Reserves (the "Fund") at June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended June 30, 1999 were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
New York, New York
August 9, 2002


11


                                                   Alliance Government Reserves
_______________________________________________________________________________

Alliance Government Reserves
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES
John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS
John D. Carifa, Chairman
Ronald M. Whitehill, President
Andrew M. Aran, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Raymond J. Papera, Senior Vice President
Kenneth T. Carty, Vice President
John F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
Joseph Dona, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and
Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


(1)  Members of the Audit Committee.


12


                                                   Alliance Government Reserves
_______________________________________________________________________________

The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.

                                                                             PORTFOLIOS
                                                                              IN FUND        OTHER
  NAME, ADDRESS                            PRINCIPAL                          COMPLEX     DIRECTORSHIPS
  AGE OF TRUSTEE                          OCCUPATION(S)                      OVERSEEN BY     HELD BY
(YEARS OF SERVICE*)                    DURING PAST 5 YEARS                     TRUSTEE       TRUSTEE
-------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
John D. Carifa,** 57,         President, Chief Operating Officer and a             114         None
1345 Avenue of the Americas,  Director of ACMC**, with which he has been
New York, NY 10105 (13)       associated since prior to 1997.

DISINTERESTED TRUSTEES
Sam Y. Cross, 75              Since prior to 1997, Executive Vice President of      15         He is also a
200 East 66th Street,         The Federal Reserve Bank of New York and manager                 director of
New York, NY  10021 (10)      for foreign operations for The Federal Reserve                   Fuji Bank and
                              System. He is Executive-In-Residence at the School               Trust Co.
                              of International and Public Affairs, Columbia
                              University. He is also a director of Fuji Bank
                              and Trust Co.

Charles H.P. Duell, 64        President of Middleton Place Foundation with which    15         Trustee
Middleton Place Foundation,   he has been associated since prior to 1997. He is                Emeritus of the
4300 Ashley River Road,       also a Trustee Emeritus of the National Trust for                National Trust
Charleston,                   Historic Preservation and serves as Chairman of                  for Historic
South Carolina 29414 (17)     the Board of Architectural Review, City of                       Preservation
                              Charleston.                                                      and Chairman of
                                                                                               the Board of
                                                                                               Architectural
                                                                                               Review, City of
                                                                                               Charleston

William H. Foulk, Jr., 69     An Investment Adviser and an Independent             109         None
2 Sound View Drive,           Consultant.  He was formerly Senior Manager of
Suite 100, Greenwich,         Barrett Associates, Inc., a registered investment
CT  06830 (18)                adviser, with which he had been associated since
                              prior to 1997. He was formerly Deputy Comptroller
                              of the State of New York and, prior thereto, Chief
                              Investment Officer of the New York Bank for
                              Savings.

David K. Storrs, 58           President and Chief Executive Officer of              15         None
65 South Gate Lane,           Alternative Investment Group, LLC (an investment
Southport, CT  06490 (13)     firm).  He was formerly President of The Common
                              Fund (investment management for educational
                              institutions) with which he had been associated
                              since prior to 1997.

Shelby White, 63,             An author and financial journalist.                   15         None
One Sutton Place South,
New York, NY  10022 (10)


13

                                                   Alliance Government Reserves
_______________________________________________________________________________

OFFICERS
_______________________________________________________________________________


    NAME, ADDRESS*              POSITION(S) HELD                     PRINCIPAL OCCUPATION
      AND AGE                     WITH FUND                          DURING PAST 5 YEARS**
--------------------------------------------------------------------------------------------------------------

John D. Carifa, 57          Chairman                   See biography above.

Ronald M. Whitehill, 64     President                  Senior Vice President of ACMC** and
                                                       President and Chief Executive Officer of Alliance Cash
                                                       Management Services with which he has been
                                                       associated since prior to 1997.

Kathleen A. Corbet, 42      Senior Vice President      Executive Vice President of ACMC** with which she
                                                       has been associated since prior to 1997.

Andrew M. Aran, 45          Senior Vice President      Senior Vice President of ACMC** with which he has
                                                       been associated since prior to 1997.

Drew A. Biegel, 51          Senior Vice President      Vice President of ACMC** with which he has been
                                                       associated since prior to 1997.

John R. Bonczek, 42         Senior Vice President      Senior Vice President of AFD** with which he has
                                                       been associated since prior to 1997.

Doris T. Ciliberti, 38      Senior Vice President      Vice President of AFD** with which she has
                                                       been associated since prior to 1997.

Patricia Ittner, 51         Senior Vice President      Vice President of ACMC** with which she has
                                                       been associated since prior to 1997.

Robert I. Kurzweil, 51      Senior Vice President      Vice President of AFD** with which he has
                                                       been associated since prior to 1997.

Raymond J. Papera, 46       Senior Vice President      Senior Vice President of ACMC** with which he has
                                                       been associated since prior to 1997.

Kenneth T. Carty, 41        Vice President             Vice President of ACMC** with which he has
                                                       been associated since prior to 1997.

John F. Chiodi, Jr., 36     Vice President             Vice President of ACMC** with which he has
                                                       been associated since prior to 1997.

Maria R. Cona, 47           Vice President             Vice President of ACMC** with which she has
                                                       been associated since prior to 1997.

Joseph C. Dona, 41          Vice President             Vice President of ACMC** with which he has
                                                       been associated since prior to 1997.

William J. Fagan, 40        Vice President             Assistant Vice President of AFD** with which he has
                                                       been associated since prior to 1997.



14

                                                   Alliance Government Reserves
_______________________________________________________________________________


    NAME, ADDRESS*              POSITION(S) HELD                     PRINCIPAL OCCUPATION
      AND AGE                     WITH FUND                          DURING PAST 5 YEARS**
--------------------------------------------------------------------------------------------------------------
Linda N. Kelley, 41         Vice President             Assistant Vice President of AFD** with which she
                                                       has been associated since prior to 1997.

Joseph R. LaSpina, 41       Vice President             Vice President of AFD** with which he has
                                                       been associated since prior to 1997.

Edmund P. Bergan, Jr., 52   Secretary                  Senior Vice President and the General Counsel of
                                                       AFD** and AGIS** with which he has been associated since
                                                       prior to 1997.



Mark D. Gersten, 51         Treasurer and Chief        Senior Vice President of AGIS** and Vice President
                            Financial Officer          of AFD** with which he has been associated since
                                                       prior to 1997.

Thomas R. Manley, 50        Controller                 Vice President of ACMC** with which he has
                                                       been associated since prior to 1997.





* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

** ACMC, AFD, ACL and AGIS are affiliates of the Fund.
   The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.


15


Alliance Government Reserves
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Government Reserves, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
            1 2 2 5 #
For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

R These registered service marks used under license from the owner, Alliance Capital Management L.P.

AGRAR0602